Loan Receivable, Net - Schedule of Loan Receivable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Loan Receivable [Abstract]
—Principal	$ 2,083,076	$ 2,000,000
—Interest receivables	10,067	10,000
Loan receivable, gross	2,093,143	2,010,000
Less: allowance for expected credit losses	(14,362)	(13,792)
Total	$ 2,078,781	$ 1,996,208